Results of Acquired Entity Included on Consolidated Statement of Income (Detail) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Shannon Systems
Business Acquisition Information [Line Items]
Net sales		$ 9,049
Net income		$ 421
Bigtera
Business Acquisition Information [Line Items]
Net sales	$ 2,993
Net income	$ (314)